STOCK OPTIONS AND WARRANTS - Employee Stock Options (Detail Textuals 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended				1 Months Ended	0 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Aug. 02, 2011 Stock Options	Feb. 23, 2014 Stock Options	Jul. 11, 2011 Stock Options	Jan. 04, 2011 Stock Options	Dec. 13, 2010 Stock Options	Nov. 30, 2011 Stock Options	Jun. 30, 2014 Stock Options	Jun. 30, 2014 Stock Options	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	Jul. 02, 2013 Stock Options Incentive Stock Plan 2005	May 12, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005	May 01, 2014 Stock Options Vesting on each anniversary for next four years	Apr. 14, 2014 Stock Options Vesting on each anniversary for next four years	Dec. 02, 2013 Stock Options Vesting on each anniversary for next four years	Nov. 28, 2013 Stock Options Vesting on each anniversary for next four years	Oct. 14, 2013 Stock Options Vesting on each anniversary for next four years	Oct. 17, 2013 Stock Options Vesting on each anniversary for next four years Chairman CEO And President	Oct. 17, 2013 Stock Options Vesting on each anniversary for next four years Dr. Ming-Hwa Liang	Dec. 10, 2013 Stock Options Immediate vesting	Oct. 14, 2013 Stock Options Immediate vesting	Oct. 17, 2013 Stock Options Immediate vesting Non-employee board of director members Incentive Stock Plan 2005	Feb. 06, 2014 Stock Options Immediate vesting Consultant
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Number of shares granted							15,000,000	122,950	62,963	100,000	100,000	10,580	4,167		833,333	33,333	25,000	95,400					1,667	1,667	1,221,346	38,323	109,314	895,833	4,167	33,333	33,333	4,167		833,333	50,000	35,433		62,963	41,667
Exercise price per share of options granted								$ 5.32	$ 5.32														$ 11.58	$ 12.00	$ 6.02	$ 10.88	$ 4.02	$ 3.60	$ 6.89	$ 6.89	$ 7.02	$ 9.60		$ 0.0970	$ 5.82	$ 8.16		$ 5.82	$ 9.60
Vesting period of options issued								5 years	5 years															4 years					5 years	5 years	5 years	5 years		5 years	5 years	5 years		5 years	5 years
Number of shares vested but unexercised																									2,185,550	1,970,080							89,617				33,333
Percentage of vesting in each year																							25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Number of options extended that were set to expire														1,000,000
Stock-based compensation expense			$ 1,674,436	$ 1,334,993	$ 1,517,524	$ 1,953,844	$ 1,485,068												$ 43,401	$ 43,401
Stock-based compensation expense	404,507	870,576	1,717,837	1,743,598	1,926,129	1,953,844	1,485,068														1,926,129	1,953,844
Unrecorded compensation cost related to non-vested awards	$ 3,625,140		$ 3,625,140																		$ 107,462	$ 107,462
Weighted average period of non-vested awards options			3 years 3 months